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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05769

Invesco High Income Trust II
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco High Income Trust II
NYSE: VLT

2 Letters to Shareholders

3 Trust Performance

4 Dividend Reinvestment Plan

5 Schedule of Investments

13 Financial Statements

16 Notes to Financial Statements

23 Financial Highlights

24 Approval of Investment Advisory and Sub-Advisory Contracts

26 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. On our homepage, simply select “Closed-End Funds” in the Product Finder box – and then click “Account access” in the Quick Links box to register.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco High Income Trust II

Trust Performance

Performance summary Cumulative total returns, 2/28/15 to 8/31/15
Trust at NAV	-1.89%
Trust at Market Value	-8.44
Barclays U.S. Corporate High Yield 2% Issuer Cap Index▼	-2.85

Market Price Discount to NAV as of 8/31/15	-16.55
Source: ▼FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays U.S. Corporate High Yield 2% Issuer Cap Index is an unmanaged index comprising US corporate, fixed-rate, noninvestment-grade debt with at least one year to maturity and at least $150 million in par outstanding. Index weights for each issuer are capped at 2%.

    The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

3 Invesco High Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the

Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco High Income Trust II

Schedule of Investments(a)

August 31, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–126.04%(b)
Aerospace & Defense–4.69%
Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Second Lien Global Notes, 7.13%, 03/15/21	$1,012,000	$1,070,190
Bombardier Inc. (Canada), Sr. Unsec. Notes,
7.50%, 03/15/18(c)	630,000	592,987
7.50%, 03/15/25(c)	675,000	513,000
7.75%, 03/15/20(c)	682,000	572,880
DigitalGlobe Inc., Sr. Unsec. Gtd. Notes, 5.25%, 02/01/21(c)	439,000	425,830
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/22(c)	548,000	541,150
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(c)	525,000	527,625
TransDigm Inc.,
Sr. Unsec. Gtd. Sub. Global Notes,
5.50%, 10/15/20	590,000	581,150
Sr. Unsec. Gtd. Sub. Notes,
6.50%, 05/15/25(c)	1,315,000	1,295,275
		6,120,087

Agricultural & Farm Machinery–0.49%
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/20	708,000	638,085

Airlines–0.76%
Air Canada (Canada),
Sec. Gtd. Second Lien Notes,
8.75%, 04/01/20(c)	212,000	234,302
Sr. Unsec. Gtd. Notes,
7.75%, 04/15/21(c)	700,000	755,265
		989,567

Alternative Carriers–2.41%
EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/20	633,000	663,068
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	1,607,000	1,611,017
Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.38%, 08/15/22	631,000	638,099
Sr. Unsec. Gtd. Notes,
5.13%, 05/01/23(c)	230,000	225,400
		3,137,584

Apparel Retail–2.13%
Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/21(c)	1,413,000	1,428,896
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/22	1,264,000	1,343,000
		2,771,896

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.24%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	$301,000	$310,030

Application Software–0.24%
SS&C Technologies Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 07/15/23(c)	306,000	317,475

Asset Management & Custody Banks–1.86%
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes, 8.50%, 11/01/17(d)	1,765,000	1,753,968
DJO Finco Inc./DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(c)	643,000	669,524
		2,423,492

Auto Parts & Equipment–2.53%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(c)	884,000	943,670
Dana Holding Corp., Sr. Unsec. Notes,
5.38%, 09/15/21	279,000	280,395
5.50%, 12/15/24	199,000	196,015
Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. First Lien Notes, 5.63%, 05/31/20(c)	310,000	320,106
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. First Lien Notes, 7.75%, 10/15/21 (Acquired 10/01/13-05/14/14; Cost $903,954)(c)	861,000	951,405
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	590,000	601,800
		3,293,391

Automotive Retail–0.22%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	289,000	284,665

Broadcasting–1.03%
iHeartCommunications, Inc., Sr. Sec. Gtd. First Lien Global Notes, 10.63%, 03/15/23	585,000	529,425
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	518,000	524,475
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(c)	300,000	286,500
		1,340,400

Building Products–4.66%
Builders FirstSource, Inc.,
Sr. Sec. First Lien Notes,
7.63%, 06/01/21(c)	1,438,000	1,515,293
Sr. Unsec. Gtd. Notes,
10.75%, 08/15/23(c)	1,074,000	1,095,480

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Income Trust II

	Principal Amount	Value
Building Products–(continued)
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(c)	$891,000	$953,370
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,137,000	1,154,055
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/21(c)	245,000	234,894
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(c)	180,000	187,425
Norbord Inc. (Canada),
Sr. Sec. First Lien Notes,
5.38%, 12/01/20(c)	537,000	537,483
Sr. Sec. Gtd. First Lien Notes,
6.25%, 04/15/23(c)	400,000	399,863
		6,077,863

Cable & Satellite–7.40%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 09/30/22	360,000	364,950
Sr. Unsec. Gtd. Notes,
5.13%, 05/01/23(c)	2,095,000	2,105,475
5.38%, 05/01/25(c)	295,000	287,625
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes,
5.13%, 05/01/20	400,000	394,000
5.88%, 11/15/24	2,249,000	2,057,835
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	249,000	273,900
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds,
5.50%, 08/01/23	1,491,000	1,326,990
6.63%, 12/15/22	362,000	318,560
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/22(c)	1,330,000	1,336,650
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/25(c)	575,000	562,062
VTR Finance B.V. (Chile), Sr. Sec. First Lien Notes, 6.88%, 01/15/24(c)	620,000	614,575
		9,642,622

Casinos & Gaming–1.73%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/23	967,000	1,005,680
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes,
6.63%, 12/15/21	525,000	561,750
Sr. Unsec. Gtd. Notes,
6.00%, 03/15/23	165,000	168,300
7.75%, 03/15/22	327,000	364,605
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Notes, 9.75%, 09/01/21(c)	154,000	159,390
		2,259,725

	Principal Amount	Value
Commercial Printing–0.58%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(c)	$736,000	$753,480

Communications Equipment–0.78%
Avaya Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 04/01/19(c)	1,077,000	1,023,150

Computer & Electronics Retail–0.73%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	1,112,000	950,760

Construction & Engineering–1.00%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(c)	1,302,000	1,301,581

Construction Machinery & Heavy Trucks–4.85%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(c)	1,247,000	1,312,468
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/19	1,550,000	1,610,062
Meritor Inc., Sr. Unsec. Gtd. Notes,
6.25%, 02/15/24	305,000	298,900
6.75%, 06/15/21	528,000	538,560
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	1,265,000	1,102,131
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 03/01/22	1,090,000	1,106,350
5.38%, 03/01/25	354,000	356,655
		6,325,126

Construction Materials–2.06%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(c)	1,080,000	1,108,350
Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. First Lien Notes, 5.88%, 03/25/19(c)	500,000	507,500
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(c)	175,000	179,156
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(c)	885,000	891,638
		2,686,644

Consumer Finance–1.39%
Ally Financial Inc., Sr. Unsec. Global Notes,
4.63%, 03/30/25	1,204,000	1,167,880
5.13%, 09/30/24	206,000	208,060
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(c)	423,000	434,633
		1,810,573

Data Processing & Outsourced Services–1.75%
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	2,018,000	2,282,863

Diversified Chemicals–0.19%
Tronox Finance LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(c)	299,000	242,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Income Trust II

	Principal Amount	Value
Diversified Metals & Mining–1.14%
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(c)	$401,000	$387,968
FMG Resources (August 2006) Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes,
6.88%, 04/01/22(c)	745,000	463,762
8.25%, 11/01/19(c)	816,000	634,440
		1,486,170

Electrical Components & Equipment–1.24%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(c)	917,000	888,344
Sensata Technologies B.V. (Netherlands),
Sr. Unsec. Gtd. Notes,
4.88%, 10/15/23(c)	320,000	316,000
5.00%, 10/01/25(c)	415,000	405,662
		1,610,006

Environmental & Facilities Services–0.51%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	640,000	666,400

Food Retail–1.71%
1011778 BC ULC/ New Red Finance, Inc. (Canada),
Sr. Sec. Gtd. First Lien Notes,
4.63%, 01/15/22(c)	356,000	359,115
Sec. Gtd. Second Lien Notes,
6.00%, 04/01/22(c)	1,811,000	1,867,594
		2,226,709

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Notes, 8.00%, 01/30/20(d)(f)	5,782	4,741
Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(c)(e)(f)	60,000	300
		5,041

Gas Utilities–1.27%
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes,
6.50%, 05/01/21	731,000	712,725
6.75%, 01/15/22	128,000	124,800
Sr. Unsec. Gtd. Notes,
6.75%, 06/15/23(c)	342,000	331,740
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/24	513,000	484,785
		1,654,050

General Merchandise Stores–1.66%
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/23(c)	2,050,000	2,162,750

Health Care Facilities–6.63%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/23	328,000	333,740

	Principal Amount	Value
Health Care Facilities–(continued)
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	$463,260	$494,530
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	610,000	664,900
HCA, Inc.,
Sr. Sec. Gtd. First Lien Global Notes,
5.88%, 03/15/22	1,372,000	1,500,196
Sr. Sec. Gtd. First Lien Notes,
5.25%, 04/15/25	348,000	363,225
Sr. Unsec. Gtd. Global Notes,
7.50%, 02/15/22	283,000	325,450
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/25	1,464,000	1,500,600
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(c)	860,000	872,900
Tenet Healthcare Corp., Sr. Unsec. Global Notes,
6.75%, 02/01/20	785,000	828,175
6.75%, 06/15/23	586,000	609,440
8.13%, 04/01/22	1,041,000	1,155,510
		8,648,666

Health Care Services–0.99%
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(c)	873,000	899,190
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	360,000	388,350
		1,287,540

Home Improvement Retail–1.09%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(c)	1,518,000	1,426,920

Homebuilding–5.75%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(c)	1,732,000	1,628,080
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/19	240,000	241,500
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	1,448,000	1,433,520
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. First Lien Notes,
7.25%, 10/15/20(c)	281,000	276,434
Sr. Unsec. Gtd. Notes,
7.00%, 01/15/19(c)	720,000	558,900
8.00%, 11/01/19(c)	1,260,000	974,925
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	249,000	253,357
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes,
6.00%, 06/01/25	338,000	337,155
7.15%, 04/15/20	300,000	325,125
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	852,000	865,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Income Trust II

	Principal Amount	Value
Homebuilding–(continued)
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/23(c)	$164,000	$168,920
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(c)	434,000	438,340
		7,502,101

Household Products–2.07%
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. First Lien Global Notes,
5.75%, 10/15/20	537,000	556,466
Sr. Unsec. Gtd. Global Notes,
8.25%, 02/15/21	1,381,000	1,417,251
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/21	720,000	720,900
		2,694,617

Independent Power Producers & Energy Traders–2.03%
AES Corp.,
Sr. Unsec. Global Notes,
7.38%, 07/01/21	594,000	643,005
Sr. Unsec. Notes,
5.50%, 04/15/25	345,000	326,025
Calpine Corp.,
Sr. Sec. Gtd. First Lien Notes,
7.88%, 01/15/23(c)	425,000	461,125
5.88%, 01/15/24(c)	88,000	92,950
Sr. Unsec. Global Notes,
5.38%, 01/15/23	582,000	567,450
5.50%, 02/01/24	432,000	421,740
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/19	120,398	128,976
		2,641,271

Industrial Machinery–1.20%
Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(c)	642,000	625,950
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(c)	940,000	943,525
		1,569,475

Integrated Oil & Gas–0.98%
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	1,639,000	1,278,420

Integrated Telecommunication Services–1.10%
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(c)	1,409,000	1,438,054

Internet Retail–0.51%
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/24	639,000	667,755

Internet Software & Services–1.40%
CyrusOne L.P./CyrusOne Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
6.38%, 11/15/22	932,000	952,970

	Principal Amount	Value
Internet Software & Services–(continued)
Sr. Unsec. Gtd. Notes,
6.38%, 11/15/22(c)	$57,000	$58,283
Equinix Inc., Sr. Unsec. Notes,
5.38%, 01/01/22	562,000	569,025
5.38%, 04/01/23	240,000	242,700
		1,822,978

Leisure Products–1.13%
Party City Holdings Inc., Sr. Unsec. Gtd. Notes, 6.13%, 08/15/23(c)	525,000	533,531
Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/23(c)	922,000	945,050
		1,478,581

Marine–1.22%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/21(c)	1,649,000	1,587,163

Metal & Glass Containers–1.47%
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 5.50%, 05/15/22	765,000	745,875
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(c)	303,000	295,425
Owens-Brockway Glass Container, Inc.,
Sr. Unsec. Gtd. Notes,
5.00%, 01/15/22(c)	230,000	227,700
5.88%, 08/15/23(c)	253,000	257,111
6.38%, 08/15/25(c)	381,000	390,525
		1,916,636

Oil & Gas Equipment & Services–0.49%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	492,000	430,500
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	252,000	205,380
		635,880

Oil & Gas Exploration & Production–9.01%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes,
5.38%, 11/01/21	233,000	216,690
6.00%, 12/01/20	597,000	576,105
Carrizo Oil & Gas, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.25%, 04/15/23	1,031,000	935,633
Sr. Unsec. Gtd. Notes,
7.50%, 09/15/20	327,000	313,920
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/20	784,000	415,520
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	635,000	512,763
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes,
5.50%, 10/01/22	368,000	365,700
5.50%, 04/01/23	967,000	959,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	$326,000	$235,535
Gulfport Energy Corp, Sr. Unsec. Gtd. Notes, 6.63%, 05/01/23(c)	253,000	239,085
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(c)	322,000	285,775
Laredo Petroleum, Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	899,000	885,515
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/22(c)	604,000	594,940
QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	274,000	238,380
Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Global Notes,
5.00%, 03/15/23	717,000	656,055
Sr. Unsec. Gtd. Sub. Notes,
5.75%, 06/01/21	449,000	435,530
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(c)	1,241,000	1,166,540
RSP Permian, Inc., Sr. Unsec. Gtd. Notes,
6.63%, 10/01/22(c)	156,000	154,440
6.63%, 10/01/22(c)	405,000	400,950
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	434,000	125,860
SM Energy Co., Sr. Unsec. Global Notes,
6.13%, 11/15/22	166,000	156,455
6.50%, 01/01/23	377,000	363,805
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes,
5.00%, 03/15/19	365,000	328,500
5.75%, 03/15/21	260,000	234,000
WPX Energy, Inc., Sr. Unsec. Notes, 7.50%, 08/01/20	984,900	950,428
		11,747,871

Oil & Gas Storage & Transportation–4.74%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,
Sr. Unsec. Gtd. Global Bonds,
6.13%, 03/01/22	247,000	228,475
Sr. Unsec. Gtd. Global Notes,
6.00%, 12/15/20	555,000	524,475
Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.50%, 06/01/27	639,000	600,660
Genesis Energy L.P./Genesis Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.75%, 08/01/22	695,000	677,625
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes,
4.88%, 06/01/25	665,000	618,450
5.50%, 02/15/23	487,000	479,695
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	447,000	435,825
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 02/01/21	332,000	327,850

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	$486,000	$488,430
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	370,000	387,113
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	505,000	430,512
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	971,000	978,282
		6,177,392

Packaged Foods & Meats–4.43%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(c)	1,700,000	1,753,125
FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(c)	1,161,000	1,210,459
JBS Investments GmbH (Brazil),
Sr. Unsec. Gtd. Notes,
7.25%, 04/03/24(c)	855,000	861,412
REGS, Sr. Unsec. Gtd. Euro Notes,
7.25%, 04/03/24(c)	405,000	409,050
Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(c)	500,000	508,125
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/22	447,000	477,731
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	535,000	556,400
		5,776,302

Paper Packaging–0.40%
Graphic Packaging International Inc.,
Sr. Unsec. Gtd. Notes,
4.75%, 04/15/21	35,000	35,700
4.88%, 11/15/22	477,000	482,963
		518,663

Paper Products–1.45%
Clearwater Paper Corp.,
Sr. Unsec. Gtd. Global Notes,
4.50%, 02/01/23	135,000	128,925
Sr. Unsec. Gtd. Notes,
5.38%, 02/01/25(c)	346,000	337,350
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	464,000	477,340
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	922,000	941,593
		1,885,208

Personal Products–0.31%
Elizabeth Arden, Inc., Sr. Unsec. Global Notes, 7.38%, 03/15/21	626,000	408,465

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Income Trust II

	Principal Amount	Value
Pharmaceuticals–3.57%
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(c)	$1,386,000	$1,431,045
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/23(c)	153,000	156,443
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes,
5.50%, 03/01/23(c)	469,000	474,862
5.63%, 12/01/21(c)	1,136,000	1,162,980
5.88%, 05/15/23(c)	227,000	233,243
6.13%, 04/15/25(c)	1,157,000	1,200,387
		4,658,960

Regional Banks–0.68%
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	787,000	891,278

Restaurants–0.67%
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/22	825,000	873,469

Security & Alarm Services–0.24%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	302,000	313,325

Semiconductor Equipment–0.47%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	620,000	607,600

Semiconductors–0.93%
Micron Technology, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 02/15/22	423,000	418,770
Sr. Unsec. Notes,
5.25%, 08/01/23(c)	375,000	352,500
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/23(c)	420,000	438,900
		1,210,170

Specialized Consumer Services–0.77%
ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/27	992,000	1,005,640

Specialized Finance–4.25%
Aircastle Ltd., Sr. Unsec. Notes,
5.13%, 03/15/21	470,000	482,925
5.50%, 02/15/22	953,000	986,355
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	1,325,000	1,354,812
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	822,000	850,770
International Lease Finance Corp.,
Sr. Unsec. Global Notes,
5.88%, 08/15/22	205,000	221,913
Sr. Unsec. Notes, 8.25%, 12/15/20	664,000	793,480
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(c)	830,000	848,675
		5,538,930

	Principal Amount	Value
Specialized REIT’s–1.10%
Crown Castle International Corp.,
Sr. Unsec. Global Notes,
5.25%, 01/15/23	$1,185,000	$1,247,212
Sr. Unsec. Notes, 4.88%, 04/15/22	178,000	183,563
		1,430,775

Specialty Chemicals–0.90%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	1,190,000	1,175,125

Steel–1.37%
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes,
5.13%, 10/01/21	335,000	331,650
5.50%, 10/01/24	731,000	719,121
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(c)	809,000	741,247
		1,792,018

Trading Companies & Distributors–0.93%
United Rentals North America Inc.,
Sr. Unsec. Gtd. Global Notes,
5.50%, 07/15/25	469,000	453,758
Sr. Unsec. Gtd. Notes,
6.13%, 06/15/23	740,000	763,125
		1,216,883

Trucking–0.50%
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/23(c)	632,000	649,380

Wireless Telecommunication Services–10.01%
Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(c)	1,276,000	1,248,886
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(c)	225,000	209,813
Digicel Ltd. (Jamaica)
Sr. Unsec. Gtd. Notes
6.75%, 03/01/23(c)	500,000	461,250
Sr. Unsec. Notes 6.00%, 04/15/21(c)	855,000	786,600
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/22	1,644,000	1,635,780
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	1,545,000	1,336,425
Sprint Communications Inc., Sr. Unsec. Global Notes,
6.00%, 11/15/22	406,000	366,415
11.50%, 11/15/21	415,000	476,212
Sprint Corp., Sr. Unsec. Gtd. Global Notes,
7.63%, 02/15/25	680,000	639,200
7.88%, 09/15/23	1,167,000	1,131,990
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds,
6.84%, 04/28/23	443,000	468,472
Sr. Unsec. Gtd. Global Notes,
6.38%, 03/01/25	1,660,000	1,701,500
6.63%, 04/01/23	405,000	424,238

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Income Trust II

	Principal Amount		Value
Wireless Telecommunication Services–(continued)
Wind Acquisition Finance S.A. (Italy),
Sec. Gtd. Second Lien Notes,
7.38%, 04/23/21(c)		$1,479,000	$1,515,975
Sr. Sec. Gtd. First Lien Notes,
4.75%, 07/15/20(c)		435,000	440,437
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/20(c)		200,000	211,250
			13,054,443
Total U.S. Dollar Denominated Bonds and Notes (Cost $168,562,925)			164,322,329

Non-U.S. Dollar Denominated Bonds & Notes–5.20%(g)
Cable & Satellite–0.17%
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/27(c)	GBP	150,000	216,926

Casinos & Gaming–0.86%
Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/19(c)	GBP	250,000	409,773
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/18(c)	GBP	337,500	544,069
William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	115,000	176,039
			1,129,881

Construction & Engineering–0.30%
Abengoa Finance S.A.U. (Spain),
Sr. Unsec. Gtd. Notes,
7.00%, 04/15/20(c)	EUR	200,000	142,062
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(c)	EUR	325,000	251,631
			393,693

Diversified Support Services–0.23%
AA Bond Co. Ltd. (United Kingdom), Sec. Second Lien Notes, 5.50%, 07/31/22(c)	GBP	200,000	302,860

Environmental & Facilities Services–0.27%
Waste Italia SpA (Italy), Sr. Sec. Gtd. First Lien Notes, 10.50%, 11/15/19(c)	EUR	375,000	356,521

Hotels, Resorts & Cruise Lines–0.57%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(c)	EUR	278,000	326,839
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	255,000	412,788
			739,627

	Principal Amount		Value
Industrial Machinery–0.09%
SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Unsec. Bonds, 7.75%, 02/15/23(c)	EUR	100,000	$116,093

Internet Software & Services–0.33%
United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(c)	EUR	360,000	428,193

Marine–0.17%
CMA CGM S.A. (France), Sr. Unsec. Notes, 7.75%, 01/15/21(c)	EUR	200,000	216,767

Movies & Entertainment–0.70%
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec. Gtd. First Lien Notes,
9.00%, 08/01/18(c)	GBP	100,000	159,401
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes,
9.00%, 08/01/18(c)	GBP	471,000	750,780
			910,181

Other Diversified Financial Services–0.83%
Financiere Gaillon 8 SAS (France), Sr. Sec. First Lien Notes, 7.00%, 09/30/19(c)	EUR	370,000	419,329
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 10.75%, 04/01/19(c)	GBP	400,000	664,395
			1,083,724

Packaged Foods & Meats–0.68%
Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 8.00%, 04/15/19(c)	EUR	350,000	408,680
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(c)	GBP	300,000	472,403
			881,083
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $7,337,051)			6,775,549

	Shares
Common Stocks & Other Equity Interests–0.54%
Apparel, Accessories & Luxury Goods–0.00%
HCI Direct, Inc. Class A(h)		1,000	0

Automobile Manufacturers–0.54%
General Motors Co.(i)		15,905	468,243
General Motors Co.–Wts. expiring 07/10/16,(h)(i)		6,555	128,806
General Motors Co.–Wts. expiring 07/10/19,(h)(i)		6,555	81,610
Motors Liquidation Co. GUC Trust		1,673	25,931
			704,590

Forest Products–0.00%
Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(h)		9,308	2,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco High Income Trust II

	Shares	Value
Paper Products–0.00%
Verso Corp.(h)	3,471	$833
Total Common Stocks & Other Equity Interests (Cost $902,757)		707,750

Preferred Stock–0.40%
Oil & Gas Exploration & Production–0.40%
WPX Energy Inc., Series A, $3.13 Conv. Pfd. (Cost $675,750)	13,515	526,815

	Principal Amount
Variable Rate Senior Loan Interests–0.37%(j)
Diversified Support Services–0.37%
Laureate Education, Inc. Sr. Sec. Gtd. Term Loan, 5.00%, 06/16/18 (Cost $506,609)	$518,860	480,273

	Principal Amount	Value
Money Market Funds–2.94%
Liquid Assets Portfolio–Institutional Class, 0.12%(k)	$1,916,703	$1,916,703
Premier Portfolio–Institutional Class, 0.09%(k)	1,916,703	1,916,703
Total Money Market Funds (Cost $3,833,406)		3,833,406
TOTAL INVESTMENTS–135.49% (Cost $181,818,498)		176,646,122
OTHER ASSETS LESS LIABILITIES–3.28%		4,276,474
BORROWINGS–(38.77)%		(50,550,000)
NET ASSETS–100.00%		$130,372,596

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed

Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S

REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior

Sub.	– Subordinated
Unsec.	– Unsecured
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $77,935,543, which represented 59.78% of the Trust’s Net Assets.
(d)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. Global PIK Notes	—%	8.50%
Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. First Lien Global PIK Note	6.00	8.00

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2015 was $300, which represented less than 1% of the Trust’s Net Assets.
(f)	Acquired as part of the Sino-Forest Corp. reorganization.
(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(h)	Non-income producing security.
(i)	Acquired as part of the General Motors reorganization.
(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.

Portfolio Composition*

By credit quality, based on total investments

as of August 31, 2015

BBB	3.0%
BB	43.7
B	40.3
CCC	9.3
Non-Rated	0.9
Cash	2.8

*	Standard and Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard and Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco High Income Trust II

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $177,985,092)	$172,812,716
Investments in affiliated money market funds, at value and cost	3,833,406
Total investments, at value (Cost $181,818,498)	176,646,122
Cash	87,590
Foreign currencies, at value (Cost $19,200)	18,825
Receivable for:
Investments sold	1,942,413
Dividends and interest	3,251,462
Investment for trustee deferred compensation and retirement plans	9,324
Unrealized appreciation on forward foreign currency contracts outstanding	55,514
Other assets	12,974
Total assets	182,024,224

Liabilities:
Payable for:
Investments purchased	890,310
Dividends	27,978
Loan outstanding	50,550,000
Accrued fees to affiliates	143
Accrued interest expense and line of credit fees	86,283
Accrued trustees’ and officers’ fees and benefits	3,028
Accrued other operating expenses	62,925
Trustee deferred compensation and retirement plans	10,085
Unrealized depreciation on forward foreign currency contracts outstanding	20,876
Total liabilities	51,651,628
Net assets applicable to shares outstanding	$130,372,596

Net assets consist of:
Shares of beneficial interest	$158,144,895
Undistributed net investment income	(1,064,453)
Undistributed net realized gain (loss)	(21,566,833)
Net unrealized appreciation (depreciation)	(5,141,013)
$130,372,596

Common Shares outstanding, no par value, with an unlimited number of shares authorized:
Outstanding	8,118,429
Net asset value per share	$16.06
Market value per share	$13.41

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco High Income Trust II

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 503)	$5,770,503
Dividends	10,531
Dividends from affiliated money market funds	1,211
Total investment income	5,782,245

Expenses:
Advisory fees	656,467
Administrative services fees	25,137
Custodian fees	11,400
Interest, facilities and maintenance fees	278,832
Transfer agent fees	15,772
Trustees’ and officers’ fees and benefits	10,368
Professional services fees	75,030
Other	39,274
Total expenses	1,112,280
Less: Fees waived	(1,808)
Net expenses	1,110,472
Net investment income	4,671,773

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(2,053,599)
Foreign currencies	(51,456)
Forward foreign currency contracts	413,064
(1,691,991)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(6,048,059)
Foreign currencies	5,202
Forward foreign currency contracts	(430,381)
(6,473,238)
Net realized and unrealized gain (loss)	(8,165,229)
Net increase (decrease) in net assets resulting from operations	$(3,493,456)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco High Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$4,671,773	$9,622,037
Net realized gain (loss)	(1,691,991)	2,412,190
Change in net unrealized appreciation (depreciation)	(6,473,238)	(7,798,291)
Net increase (decrease) in net assets resulting from operations	(3,493,456)	4,235,936
Distributions to shareholders from net investment income	(5,074,018)	(10,493,042)
Net increase in net assets	(8,567,474)	(6,257,106)

Net assets:
Beginning of period	138,940,070	145,197,176
End of period (includes undistributed net investment income of $(1,064,453) and $(662,208), respectively)	$130,372,596	$138,940,070

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco High Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2015

(Unaudited)

Cash provided by operating activities:
Net decrease in net assets resulting from operations	$(3,493,456)

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities
Purchases of investments	(91,965,209)
Proceeds from sales of investments	95,500,956
Amortization of premium	312,295
Accretion of discount	(88,267)
Decrease in interest receivables and other assets	498,964
Increase in accrued expenses and other payables	5,559
Net realized loss from investment securities	2,053,599
Net change in unrealized depreciation on investment securities	6,048,058
Net cash provided by operating activities	8,872,499

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net investment income	(5,072,934)
Net cash provided by (used in) financing activities	(5,072,934)
Net increase in cash and cash equivalents	3,799,565
Cash at beginning of period	140,256
Cash at end of period	$3,939,821

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$274,446

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital, through investment in a professionally managed, diversified portfolio of income producing, fixed-income securities.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

16                         Invesco High Income Trust II

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Directors. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

17                         Invesco High Income Trust II

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees and other expenses associated with lines of credit and interest and administrative expenses related to establishing and maintaining the credit agreement.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.
N.

Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds

18                         Invesco High Income Trust II

may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that it believes the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.70% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $1,808.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2015, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,065,644	$2,327	$—	$5,067,971
Corporate Debt Securities	—	164,322,329	—	164,322,329
Foreign Debt Securities	—	6,775,549	—	6,775,549
Variable Rate Senior Loan Interests	—	480,273	—	480,273
	5,065,644	171,580,478	—	176,646,122
Forward Foreign Currency Contracts*	—	34,638	—	34,638
Total Investments	$5,065,644	$171,615,116	$—	$176,680,760

*	Unrealized appreciation.

19                         Invesco High Income Trust II

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$55,514	$(20,876)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$413,064
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(430,381)
Total	$(17,317)

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$10,517,871

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/04/15	Citigroup Global Markets Inc.	EUR	197,742	USD	222,700	$221,898	$802
09/04/15	Deutsche Bank Securities Inc.	EUR	3,909,791	USD	4,422,756	4,387,404	35,352
09/04/15	Deutsche Bank Securities Inc.	USD	788,133	EUR	711,435	798,343	10,210
09/04/15	Goldman Sachs & Co.	GBP	3,225,580	USD	4,950,620	4,949,241	1,379
09/04/15	Goldman Sachs & Co.	USD	1,117,249	EUR	1,002,550	1,125,020	7,771
09/04/15	Goldman Sachs & Co.	USD	226,146	EUR	199,518	223,891	(2,255)
09/04/15	Goldman Sachs & Co.	USD	978,087	GBP	625,315	959,467	(18,621)
Total Open Forward Foreign Currency Contracts — Currency Risk							$34,638

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

20                         Invesco High Income Trust II

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

	Gross amounts of Recognized Assets	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Received
Counterparty			Non-Cash	Cash
Citigroup Global Markets Inc.	$802	$—	$—	$—	$802
Deutsche Bank Securities Inc.	45,562	—	—	—	45,562
Goldman Sachs & Co.	9,150	(9,150)	—	—	—
Total	$55,514	$(9,150)	$—	$—	$46,364

	Gross amounts of Recognized Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities			Net Amount
		Financial Instruments	Collateral Pledged
Counterparty			Non-Cash	Cash
Goldman Sachs & Co.	$20,876	$(9,150)	$—	$—	$11,726

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

Effective August 26, 2015, the Trust has entered into a $65 million Credit Agreement which will expire on November 20, 2015. This Credit Agreement is secured by the assets of the Trust.

During the six months ended August 31, 2015, the average daily balance of borrowing under the Credit Agreement was $50,550,000 with a weighted interest rate of 1.00%. Expenses under the Credit Agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company (“SSB”), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2015 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term		Total
February 29, 2016	$9,584,438		$—	$9,584,438
February 28, 2017	7,729,955		—	7,729,955
	$17,314,393	$		$17,314,393

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

21                         Invesco High Income Trust II

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2015 was $88,801,066 and $93,395,237, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,733,772
Aggregate unrealized (depreciation) of investment securities	(7,575,377)
Net unrealized appreciation (depreciation) of investment securities	$(5,841,605)

Cost of investments for tax purposes is $182,487,727.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Beginning shares	8,118,429	8,118,429
Shares issued through dividend reinvestment	—	—
Ending shares	8,118,429	8,118,429

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Citibank, N.A.	$518,860	$480,273

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2015:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2015	$0.1035	September 14, 2015	September 30, 2015
October 1, 2015	$0.1035	October 15, 2015	October 30, 2015

22                         Invesco High Income Trust II

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012	Two months ended February 28, 2011		Year ended December 31, 2010
			2015	2014	2013
Net asset value per common share, beginning of period	$17.11		$17.88	$17.51	$16.38	$16.63	$16.16		$15.38
Net investment income(a)	0.58		1.18	1.28	1.35	1.37	0.24		1.61
Net gains (losses) on securities (both realized and unrealized)	(1.00)		(0.66)	0.46	1.17	(0.23)	0.46		0.73
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	N/A	N/A	N/A		(0.01)
Total from investment operations	(0.42)		0.52	1.74	2.52	1.14	0.70		2.33
Less: dividends paid to common shareholders from net investment income	(0.63)		(1.29)	(1.37)	(1.39)	(1.39)	(0.23)		(1.55)
Net asset value per common share, end of period	$16.06		$17.11	$17.88	$17.51	$16.38	$16.63		$16.16
Market value per common share, end of period	$13.41		$15.29	$16.65	$18.03	$16.89	$16.52		$16.02
Total return at net asset value(b)	(2.01)%		3.73%	10.95%	15.74%	7.26%	4.37%		15.55%
Total return at market value(c)	(8.44)%		(0.46)%	0.34%	15.57%	11.33%	4.59%		21.67%
Net assets applicable to common shares, end of period (000’s omitted)	$130,373		$138,940	$145,197	$142,161	$61,755	$62,711		$60,916
Portfolio turnover rate(d)	49%		99%	74%	58%	60%	18%		135%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.63	%(e)	1.49%	1.54%	1.67%	2.38%	2.44	%(f)	2.57	%(g)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(h)	1.22	%(e)	1.11%	1.13%	1.20%	1.95%	1.71	%(f)	1.74	%(g)
Without fee waivers and/or expense reimbursements	1.63	%(e)	1.53%	1.63%	1.83%	2.38%	2.44	%(f)	2.61	%(g)
Ratio of net investment income before preferred share dividends	6.83	%(e)	6.81%	7.36%	7.96%	8.69%	8.93	%(f)	10.34%
Preferred share dividends	N/A		N/A	N/A	N/A	N/A	N/A		(0.03)%
Ratio of net investment income after preferred share dividends	6.83	%(e)	6.81%	7.36%	7.96%	8.69%	8.93	%(f)	10.31%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	N/A		N/A	N/A	N/A	N/A	N/A		N/A
Asset coverage per $1,000 unit of senior indebtedness(i)	$3,579		$3,749	$3,872	$3,812	$3,628	$3,412
Asset coverage per preferred share(j)	N/A		N/A	N/A	N/A	N/A	N/A		N/A
Liquidating preference per preferred share(i)	N/A		N/A	N/A	N/A	N/A	N/A		N/A
Total borrowings (000’s omitted)	$50,550		$50,550	$50,550	$50,550	$23,500	$26,000		$26,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ending February 28, 2013, the portfolio turnover calculation excludes the value of securities purchases of $94,353,288 and sold of $25,036,644 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco High Yield Investments Fund, Inc. into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $135,989.
(f)	Annualized.
(g)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(h)	For the year ended October 31, 2010, ratio does not exclude facilities and maintenance fees.
(i)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares and the borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.
N/A	= Not Applicable

23                         Invesco High Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco High Income Trust II (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed End High Yield Leveraged Bond Fund Index The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one and three year periods and below the performance

24                         Invesco High Income Trust II

of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other funds or client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

25                         Invesco High Income Trust II

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income Trust II (the “Fund”) was held on August 26, 2015. The Meeting was held for the following purpose:

(1)	Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)	James T. Bunch	6,089,444	293,316
	Bruce L. Crockett	6,107,842	274,918
	Rodney F. Dammeyer	6,106,658	276,102
	Jack M. Fields	6,101,827	280,933
	Martin L. Flanagan	6,121,954	260,806

26                         Invesco High Income Trust II

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-05769 VK-CE-HINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco High Income Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.